SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Federal reserve bank required reserve	$ 16,704,000
Other real estate owned	$ 6,007,621	$ 3,082,694
Useful life of intangible assets	10 years
Advertising expense	$ 401,751	437,085	$ 394,363
Goodwill	13,776,040	13,776,040
Goodwill, acquired during period		1,500,000
Limited Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
Real Estate Investments	4,058,801	885,549
Affordable Housing Tax Credits And Other Tax Benefits	$ 160,442	$ 0	$ 0